WARRANTS (Details 1) - USD ($) $ / shares in Units, shares in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Grant date fair value vested amount	$ 10,537
Warrants, weighted average remaining contractual life	3 years 9 months 7 days
Exercise Price		$ 3.60
Warrants Outstanding		7,388
Exercise Price One
Statement [Line Items]
Grant date fair value vested amount	$ 776
Warrants, weighted average remaining contractual life	1 month 13 days
Exercise Price	$ 0.15	$ 3.00
Warrants Outstanding		1,178
Date of expiry	July 23, 2021 - September 20, 2022
Exercise Price Two
Statement [Line Items]
Grant date fair value vested amount	$ 8,706
Warrants, weighted average remaining contractual life	4 years 4 months 20 days
Exercise Price	$ 2.25	$ 3.75
Warrants Outstanding		5,750
Date of expiry	November 18, 2026
Exercise Price Three
Statement [Line Items]
Grant date fair value vested amount	$ 1,055
Warrants, weighted average remaining contractual life	5 years 4 months 20 days
Exercise Price	$ 2.25	$ 3.30
Warrants Outstanding		460
Date of expiry	November 18, 2027